INTEREST IN ASSOCIATES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
INTEREST IN ASSOCIATES
Current assets	¥ 455,395	¥ 447,310
Non-current assets	1,278,410	1,312,976
Current liabilities	(522,190)	(579,978)
Non-current liabilities	(328,757)	(303,004)
Net assets attributable to owners of the Company	741,494	738,946
Net assets attributable to non-controlling interests	141,364	138,358
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
INTEREST IN ASSOCIATES
Current assets	74,012
Non-current assets	655,982
Current liabilities	(55,562)
Non-current liabilities	(104,150)
Net assets	570,282
Net assets attributable to owners of the Company	505,336
Net assets attributable to non-controlling interests	64,946
Share of net assets from associates	70,747
Carrying Amounts	70,747
Sinopec Finance Company Limited ("Sinopec Finance") [member]
INTEREST IN ASSOCIATES
Current assets	175,139	180,383
Non-current assets	53,008	18,926
Current liabilities	(197,872)	(170,621)
Non-current liabilities	(514)	(582)
Net assets	29,761	28,106
Net assets attributable to owners of the Company	29,761	28,106
Share of net assets from associates	14,583	13,772
Carrying Amounts	14,583	13,772
SIBUR
INTEREST IN ASSOCIATES
Current assets	30,678	31,634
Non-current assets	147,140	182,646
Current liabilities	(31,157)	(31,295)
Non-current liabilities	(58,941)	(71,289)
Net assets	87,720	111,696
Net assets attributable to owners of the Company	87,280	111,250
Net assets attributable to non-controlling interests	440	446
Share of net assets from associates	8,728	11,125
Carrying Amounts	8,728	11,125
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
INTEREST IN ASSOCIATES
Current assets	3,721	4,219
Non-current assets	53,124	56,424
Current liabilities	(8,315)	(13,887)
Non-current liabilities	(28,422)	(26,227)
Net assets	20,108	20,529
Net assets attributable to owners of the Company	20,108	20,529
Share of net assets from associates	7,792	7,955
Carrying Amounts	7,792	7,955
Caspian Investments Resources Ltd. ("CIR") [member]
INTEREST IN ASSOCIATES
Current assets	2,402	7,612
Non-current assets	903	971
Current liabilities	(699)	(936)
Non-current liabilities	(286)	(166)
Net assets	2,320	7,481
Net assets attributable to owners of the Company	2,320	7,481
Share of net assets from associates	1,160	3,741
Carrying Amounts	¥ 1,160	¥ 3,741